Statement of Operations - Prairie Operating Co LLC [Member]	7 Months Ended
Dec. 31, 2022 USD ($)
Revenues
Expenses
Operating expenses
General and administrative expenses	461,520
Total Expenses	461,520
Net Loss	$ (461,520)